Share capital	6 Months Ended
Jun. 30, 2022
Share Capital [Abstract]
Share capital

16.	Share capital

	June 30, 2022
	Number of issued shares	Nominal value of shares
	Ordinary shares	(in thousands of USD)
Balance as of January 1, 2022	36,635,713	1,935
Issuance of ordinary shares	14,056,077	726

Balance as of June 30, 2022	50,691,790	2,661

	June 30, 2021
	Number of issued shares	Nominal value of shares
	Ordinary shares	(in thousands of USD)
Balance as of January 1, 2021	13,042,080	1,409
Issuance of ordinary shares	22,819,788	486

Balance as of June 30, 2021	35,861,868	1,895

16.1	Issued share capital
As of June 30, 2022, the issued share capital amounted to CHF 2,534,589.50 (USD 2,661 thousand) (December 31, 2021: CHF 1,831,785.65 (USD 1,935 thousand)), consisting of 46,037,642 issued and outstanding ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share (December 31, 2021: 35,973,339 issued and outstanding ordinary shares) and 4,654,148 ordinary shares held in treasury (December 31, 2021: 662,374 ordinary shares) (Note 16.2). Except for the treasury shares, all of these shares have the same voting rights.
Since January 1, 2022, the issued share capital increased as follows:
On May 6, 2022, the Company issued 3,053,008 ordinary shares with a nominal value of CHF 0.05 per share from authorized share capital to be held in treasury for purposes of one or several placements with investors or acquisitions.
On June 17, 2022, the Company issued from authorized share capital and sold 5,715,000 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters. On June 23, 2022, the Company issued from authorized share capital and sold additional 752,688 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters pursuant to the partial exercise of the underwriters’ previously granted option to purchase additional ordinary shares. The aggregate gross proceeds of the public offering amounted to USD 34 million, before deducting underwriting discounts and commissions and other offering expenses.
Also, during June 2022, Forbion purchased an aggregate of 3,478,260 ordinary shares with a nominal value of CHF 0.05 per share at a price of USD 5.75 per share, for gross proceeds of USD 20 million, in a private placement. The 3,478,260 ordinary shares consisted of 425,252 ordinary shares issued from authorized share capital on June 23, 2022 and 3,053,008 treasury shares sold to Forbion on June 27, 2022.
On June 30, 2022, the board of directors of the Company resolved to issue 4,110,129 ordinary shares with a nominal value of CHF 0.05 per share from authorized share capital to be held in treasury for purposes of one or several placements with investors or acquisitions. The capital increase was entered in the commercial register on July 4, 2022.
As a result of these transactions, the Company has incurred transaction costs amounting to a total of USD 4,496 thousand during the period until June 30, 2022. The transaction costs arising from recent share issuances as well as those incurred in previous periods have been accounted for as a reduction of equity, net of any related income tax benefit.

16.2	Treasury shares
Treasury shares are shares of the Company that are held by the Group mainly for the purpose of issuing shares under the Group’s equity-settled share-based payment plans for its employees and placements with investors or acquisitions. For the six-months
ended June 30, 2022, 162’707 RSUs were settled by issuing treasury shares out of which 44’352 treasury shares were withheld in the amount which was paid to the taxation authority (June 30, 2021: no RSUs were settled) (see Note 13 for further information). Refer to the table below for the reconciliation of treasury shares for the six-months
ended June 30, 2022.

	June 30, 2022
	Number of shares	(in thousands of USD)
Balance as of January 1, 2022	(662,374)	(35)
Shares allocated for RSUs net settlement (Note 13)	118,355	(331)
Shares issued	(4,110,129)	(215)

Balance as of June 30, 2022	(4,654,148)	(581)

16.3	Authorized share capital
As of June 30, 2022, the authorized share capital amounted to CHF 90,896.15 (USD 95 thousand) (December 31, 2021: CHF 793,700 (USD 860 thousand)), consisting of 1,817,923 ordinary shares (December 31, 2021: 15,874,000 ordinary shares), with a nominal value of CHF 0.05 (USD 0.05) per share.
On June 30, 2022, the annual general meeting of shareholders of the Company resolved the increase and renewal of the authorized share capital to CHF 992,218.00 (USD 1,038 thousand), consisting of 19,844,360 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share until June 30, 2024. The resolutions of the annual general meeting of shareholders were entered in the commercial register on July 4, 2022.

16.4	Conditional share capital
As of June 30, 2022, the conditional share capital amounted to CHF 832,392.25 (USD 871 thousand) (December 31, 2021: CHF 832,392.25 (USD 973 thousand)), consisting of 16,647,845 ordinary shares (December 31, 2021: 16,647,845 ordinary shares) with a nominal value of CHF 0.05 (USD 0.05) per share.
On June 30, 2022, the annual general meeting of shareholders of the Company resolved to increase the conditional share capital for participation programs to CHF 541,332.00 (USD 567 thousand), consisting of 10,826,640 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share. The resolution of the annual general meeting of shareholders was entered in the commercial register on July 4, 2022, resulting in an aggregate conditional share capital of CHF 992,218.00 (USD 1,038 thousand), consisting of 19,844,360 ordinary shares with a nominal value of CHF 0.05 (USD 0.05) per share.